SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The Group evaluated subsequent events through August 14, 2023, the date these consolidated financial statements were issued.

On August 10, 2023, the Company closed a private placement of 138,900,000 ordinary shares (equivalent to 27,780,000 of the Company’s American depositary shares (“ADSs”)) and warrants to purchase up to 44,802,870 ordinary shares (equivalent to 8,960,574 ADSs), exercisable at the election of the investors within 24 months after closing. The Company has received $100 million in proceeds from the private placement of ordinary shares, and will receive up to an additional $50 million if the warrants are fully exercised. The financing included participation from the Company’s new and existing healthcare investors and was led by Vivo Capital, with participation from new and existing shareholders including Adage Capital Partners LP, Exome Asset Management, Janus Henderson Investors, Logos Capital, OrbiMed, Pivotal Life Sciences, RA Capital Management and TCGX, among others.